Long-Term Debt and Other Financial Liabilities, August 2022 Entrust Facility (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 27, 2024	Dec. 31, 2023
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding	$ 62,206		$ 65,842
August 2022 Entrust Facility [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding		$ 13,000